DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.
                                200 PARK AVENUE
                              NEW YORK, NY  10166




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


  24f-2 Notice - DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.
         Registration Statement No. 33-34845 - CIK #863471

Gentlemen:

    On June 29, 1990, the Registration Statement of Dreyfus Connecticut Municipal Money Market Fund, Inc. was declared effective by the SEC. The Registration Statement represented the Fund's election to register an indefinite number of shares and this Notice, filed pursuant to Rule 24f-2, is for the fiscal year ended September 30, 1995.

    The following information is furnished:

    (a)   Shares registered under Securities Act
          of 1933 other than pursuant to Rule 24f(2):               None


                                                  SHARES        DOLLAR AMOUNT

    (b)   Total number of shares sold during
          fiscal year ended 9/30/95 subject
          to registration under Rule 24f-2:     357,211,843   $357,211,843

    (c)   Less shares redeemed during
          fiscal year ended 9/30/95:            374,167,329    374,167,329
                                                --------------  --------------

    Net Sales During Fiscal Year [(b) - (c)]:   ( 16,955,486)  ($ 16,955,486)
                                              ==============   ==============


                                   CALCULATION OF FEE

    Since the shares redeemed exceed the shares sold, no registration fee is required. An opinion of counsel is transmitted herewith.


                                                   Very truly yours,

JJP/ems
                                                   John J. Pyburn
                                                   Assistant Treasurer
cc:  Mr. J. deMichaelis, SEC
     Ms. R. McLaughlin, E&Y